Sep. 17, 2021
Calamos Total Return Bond Fund
Calamos Total Return Bond Fund

Calamos Investment Trust

Supplement dated September 17, 2021 to the

CALAMOS® FAMILY OF FUNDS Prospectus

dated March 1, 2021, as amended April 1, 2021, April 30, 2021, May 4, 2021 and June 30, 2021

Effective August 24, 2021, the Bloomberg Barclays fixed income benchmark indices are rebranded as the “Bloomberg Fixed Income Indices”, with the removal of the Barclays name.

Effective August 24, 2021, on page 94 of the Prospectus, in the Average Annual Total Returns table for the Calamos Total Return Bond Fund, the Bloomberg Barclays Capital U.S. Aggregate Bond Index is renamed the Bloomberg Capital U.S. Aggregate Bond Index.

Please retain this Supplement for future reference.